FINANCE ITEMS (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Schedule of finance income and expense
Finance income and expense for the years ended December 31, 2017 and 2016 includes the following:

	Year ended December 31, 2017	Year ended December 31, 2016
Interest income on bank deposits	$2,111	$843
Finance income	$2,111	$843

Unwinding of discount on convertible debentures (note 22)	$3,349	$4,189
Interest paid on convertible debentures	4,816	6,017
Interest on finance leases and other loans	1,427	603
Finance fees and bank charges	1,611	442
Unwinding of discount on rehabilitation provision (note 23)	1,003	377
Finance expense	$12,206	$11,628